Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	60 Months Ended	93 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000176936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)
C000176935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)
C000229118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (NAV)
Without Sales Load [Member] | C000176936
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%		9.89%	6.42%
Without Sales Load [Member] | C000176935
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%		6.27%	3.70%
Without Sales Load [Member] | C000229118
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%	(1.73%)
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Average Annual Return, Percent	25.02%		14.53%	14.39%
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Average Annual Return, Percent	25.02%		14.53%	14.39%
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Average Annual Return, Percent	25.02%	10.59%
Aberdeen Index: BCOM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.38%		6.77%	4.24%
ABERDEEN INDEX: Bloomberg Commodity Index 3 Month Forward Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index 3 Month Forward Total Return
Average Annual Return, Percent	6.20%		10.24%	6.95%
Aberdeen Index: BCOM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.38%		6.77%	4.24%
Aberdeen Index: BCOM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.38%	4.01%
ABERDEEN INDEX: Bloomberg Industrial Metals Total Return Subindex
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Industrial Metals Total Return Subindex
Average Annual Return, Percent	3.54%	(1.15%)